RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of interests in subsidiaries [Table Text Block]
	Ownership interest
	as at December 31,
	2020	2019
Gibraltar Mines Ltd.	100%	100%
Curis Holdings (Canada) Ltd.	100%	100%
Curis Resources Ltd.	—	100%
Florence Holdings Inc.	100%	—
Florence Copper Inc.	100%	100%
Aley Corporation	100%	100%
Yellowhead Mining Inc.	100%	100%
Taseko Holdings Ltd.	100%	100%
1280860 BC Ltd.	100%	—
672520 BC Ltd.	100%	100%

Disclosure of compensation for key management personnel [Table Text Block]
	Year ended December 31,
	2020	2019
Salaries and benefits	6,527	6,757
Post-employment benefits	1,827	1,639
Share-based compensation expense	4,963	2,710
	13,317	11,106